Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Aug. 06, 2015
Document Effective Date	Aug. 06, 2015
Prospectus Date	May 01, 2015
Baillie Gifford EAFE Choice Fund | Class 1
Prospectus:
Trading Symbol	BGCOX
Baillie Gifford EAFE Choice Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Baillie Gifford EAFE Choice Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Baillie Gifford EAFE Choice Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Baillie Gifford EAFE Choice Fund | Class 5
Prospectus:
Trading Symbol	BGCVX